Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (In thousands):

	June 30, 2026	December 31, 2025
Prepaid insurance	$1,352	$1,813
Prepaid other	279	50
Other current assets	47	303
Total prepaid expenses and other current assets	$1,698	$2,166

Prepaid expenses and other current assets consisted of the following:

Prepaid expenses:	December 31, 2025
Prepaid insurance	$1,812,891
Prepaid expenses - current	50,325
Total prepaid expenses - current	$1,863,216

Prepaid expenses - non-current	$16,250

Other current assets:
Interest receivable	$257,389